Trade payables	6 Months Ended
Jun. 30, 2018
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Trade payables
14.	Trade payables

	06.30.2018	12.31.2017
Third parties in Brazil	3,346	3,671
Third parties abroad	1,387	1,380
Related parties	653	716

Balance in current liabilities	5,386	5,767